Defined Contribution Pension Plans	12 Months Ended
Dec. 31, 2025
Disclosure of Defined Contribution Plans [Abstract]
Defined Contribution Pension Plans
28.	DEFINED CONTRIBUTION PE N SION PLANS
The Company has defined contribution pension plans for employees. The Company matches employee contributions at rates up to 3% of the employees’ salary. The expense and payments for the year were $10,175 (2024 - $8,784).